SEGMENT INFORMATION AND REVENUE ANALYSIS (Tables)	12 Months Ended
Dec. 31, 2013
SEGMENT INFORMATION AND REVENUE ANALYSIS
Schedule of net revenues and long-lived assets by operating location

	Years ended December 31,
	2011		2012		2013
	Net Revenues(1)	Long-lived assets(2)	Net Revenues(1)	Long-lived Assets(2)	Net Revenues(1)	Long-lived Assets(2)
Greater China	$87,264	$37,405	$172,316	$197,559	$401,988	$219,380
United States	49,271	19,922	75,306	31,729	135,647	31,118
Asia South	29,673	8,549	45,276	23,984	69,884	21,700
Japan	47,671	1,996	60,137	2,743	49,623	2,496
Europe	5,110	—	5,996	3,387	12,877	3,387

Total	$218,989	$67,872	$359,031	$259,402	$670,019	$278,081

Note:

(1)
Net revenues are presented by operating location of the Group's customer entities.

(2)
Long-lived assets are presented by the operating location of the subsidiaries of the Company.

Schedule of net revenues by service lines

	Years ended December 31,
	2011	2012	2013
ITS	$126,105	$212,448	$398,915
RDS	92,884	144,173	259,606
BPO	—	2,410	11,498

Total	$218,989	$359,031	$670,019